UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     December 05, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $898,203 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    65660  1400000 SH       SOLE                  1400000
ASSURED GUARANTY LTD           COM              G0585R106    61174  2359200 SH       SOLE                  2359200
BIOLASE TECHNOLOGY INC         COM              090911108     1250   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    61974  2200000 SH       SOLE                  2200000
CONSECO INC                    COM NEW          208464883    29703  1415100 SH       SOLE                  1415100
DYNCORP INTL INC               CL A             26817C101      633    50280 SH       SOLE                    50280
EMBARQ CORP                    COM              29078E105    79569  1645000 SH       SOLE                  1645000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    43708  2450000 SH       SOLE                  2450000
GRAFTECH INTL LTD              COM              384313102    44886  7686000 SH       SOLE                  7686000
HORIZON OFFSHORE INC           COM NEW          44043J204    16254   950543 SH       SOLE                   950543
KEYNOTE SYS INC                COM              493308100    11583  1100000 SH       SOLE                  1100000
LA Z BOY INC                   COM              505336107     4339   310800 SH       SOLE                   310800
LEAR CORP                      COM              521865105    44505  2150000 SH       SOLE                  2150000
MARTHA STEWART LIVING OMNIME   CL A             573083102    11167   628800 SH       SOLE                   628800
MCGRAW HILL COS INC            COM              580645109   108754  1874100 SH       SOLE                  1874100
MEDIS TECHNOLOGIES LTD         COM              58500P107     7360   297866 SH       SOLE                   297866
NOVELIS INC                    COM              67000X106    34260  1338800 SH       SOLE                  1338800
PXRE GROUP LTD                 COM              G73018106    15255  3702758 SH       SOLE                  3702758
REPUBLIC AWYS HLDGS INC        COM              760276105    40804  2629100 SH       SOLE                  2629100
RYERSON INC                    COM              78375P107    51989  2375000 SH       SOLE                  2375000
SCOTTISH RE GROUP LIMITED      SHS              G73537410    56524  5200000 SH       SOLE                  5200000
SULPHCO INC                    COM              865378103     2596   418078 SH       SOLE                   418078
SUPERIOR INDS INTL INC         COM              868168105     5877   350000 SH       SOLE                   350000
TENET HEALTHCARE CORP          COM              88033G100    31505  3870400 SH       SOLE                  3870400
USEC INC                       COM              90333E108    19057  1976900 SH       SOLE                  1976900
WASHINGTON MUT INC             COM              939322103    47817  1100000 SH       SOLE                  1100000